Property and Equipment (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 02, 2015	Oct. 03, 2014	Oct. 02, 2015	Oct. 03, 2014	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross					$ 1,133,528	$ 1,143,627
Less: accumulated depreciation	$ (723,659)		$ (723,659)		(696,796)	(651,965)
Property and equipment, net	437,909		437,909		436,732	491,662
Depreciation	$ 29,114	$ 29,242	$ 56,737	$ 58,528	113,742	120,394	$ 128,371
Land, buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross					131,885	140,545
Computers and related equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross					468,890	462,490
Furniture and other equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross					512,875	516,580
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross					$ 19,878	$ 24,012